Net Loss Per Common Share - Schedule of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net loss	$ (294,387)	$ (250,316)
Denominator
Weighted-average common shares used in computing basic net loss per share (in shares)	8,011,660	6,261,247
Weighted-average common shares used in computing diluted net loss per share (in shares)	8,011,660	6,261,247
Net loss per ordinary share, basic (in dollars per share)	$ (36.74)	$ (39.98)
Net loss per ordinary share, diluted (in dollars per share)	$ (36.74)	$ (39.98)